Equity Method Investment (Details) - Schedule of Summarized Financial Information - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 128,077		$ 128,077		$ 14,712,542	$ 137,659	$ 486,694
Noncurrent assets					138,172
Current liabilities	3,212,334		3,212,334		7,289,746	1,037,059	453,400
Noncurrent liabilities
Equity					7,560,968
Net Income	$ (285,904)	$ 1,059,392	$ (536,147)	$ 7,393,298		$ 11,124,257	$ 11,891,223
Unique Logistics International, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets					60,326,985			$ 108,543,031
Current liabilities					52,448,603			104,367,590
Noncurrent liabilities					41,478,494			$ 14,712,501
Net Income					8,214,568
Unique Logistics International, Inc. [Member] | Investees [Member]
Condensed Financial Statements, Captions [Line Items]
Net Revenue					11,799,721
Gross Profit					2,584,720
Income from operations					1,116,717
Net Income					$ 273,311